SUBSEQUENT EVENTS (Details) (Subsequent event, Amortizing asset-backed notes) In Thousands, unless otherwise specified	Feb. 26, 2015 Canada USD ($)	Feb. 26, 2015 Canada CAD	Mar. 04, 2015 United States USD ($)
Subsequent Events
Debt issued	$ 260,904	324,853	$ 800,000